Critical Accounting Judgments And Key Sources For Estimating Uncertainty	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Critical Accounting Judgments And Key Sources For Estimating Uncertainty
4. CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES USED FOR ESTIMATING UNCERTAINT
In the application of the Group’s accounting policies, which are described in Note 2, the Group’s management of the Company required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
Underlying estimates and assumptions are continuously reviewed. Changes in estimates are accounted for prospectively.
4.1 Critical judgements in applying accounting policies
The following are the critical judgments, in addition to those involving estimations (see Note 4.2), that management made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.
4.1.1
Concession of Ferrosur Roca S.A.
Management assessed the operations of Ferrosur Roca S.A. based on the guidelines of IFRIC 12, which provides guidance on the accounting by operators for public-to-private
service concession arrangements.
Based on the fact that the grantor does not control or regulates what services the operator must provide with the infrastructure or to whom it must provide them and at what price, the management concluded that the concession of Ferrosur Roca S.A. is out of scope of IFRIC 12, and, therefore, the Company does not apply its provisions. Accordingly, the Company has recorded the assets received from the concession and those subsequently acquired under IAS 16 “Property, plant and equipment”.
As of the date of issuance of these consolidated financial statements, Ferrosur Roca S.A. is moving forward, together with the Special Commission for Contract Renegotiation in the request to formally obtaining the extension of the concession contract which expires in 2023, and it is optimistic that the concession will be extended for an additional ten year period. The Group considers that the term of the concession has been extended for purposes of all the required accounting evaluations and estimates.
4.2 Key assumptions and sources in the estimation uncertainty
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.
4.2.1
Impairment of goodwill
Determining whether goodwill is impaired requires an estimation of the recoverable amount and value in use of the cash-generating units to which goodwill has been allocated. The value in use calculation requires management to estimate the future cash flows expected to arise from the cash-generating unit and a suitable discount rate in order to calculate present value. Where the actual future cash flows are less than expected, a material impairment loss may arise.
The carrying amount of goodwill is disclosed in Note 17 to the consolidated financial statements. There was no impairment of goodwill for the fiscal years ended on December 31, 2019, 2018 and 2017.
4.2.2
Property, plant and equipment and intangible assets
The following is the estimated useful life for each component of property, plant and equipment and intangible assets:

Useful life
Quarries	50 to 100 years
Quarries - Stripping cost	Units of production
Plant and buildings	5 to 50 years
Machinery and equipment	8 to 35 years
Furniture and fixtures	3 to 10 years
Tools	5 years
Software	5 years
Transport and load vehicles	4 to 32 years
The assets used in the concession of Ferrosur Roca S.A. are depreciated over shorter of their estimated useful lives or the remaining concession term.
As described in Notes 3.2, 3.8 and 3.9, the Group annually assesses tangible and intangible assets estimated useful lives, respectively.

4.2.3	Provisions for lawsuits and other contingencies
The final settlement cost of complaints and litigation may vary since estimates are based on different interpretations of the rules and applicable lays, interpretations, opinions and final assessment of damages. Therefore, any change in the circumstances may have a significant impact on the amount of the provision for contingencies recorded by the Group.
The Group makes judgments and estimates to assess whether it is necessary to record costs and set up provisions for environmental cleanup and remediation works based on the current information related to costs and expected remediation plans. In the case of environmental provisions, the costs may differ from the estimates due to changes in legislation, regulations, discovery and analysis of the local conditions, as well as changes in cleanup technologies. Therefore, any change in the factors or circumstances related to this type of provisions, as well as any amendment to the rules and regulations may thus have a significant impact on the provisions recorded in these consolidated financial statements.

4.2.4	Calculation of income tax and deferred income tax assets and liabilities
The proper assessment of income tax expenses depends on several factors, including interpretations related to tax treatment for transactions and/or events that are not expressly provided for by current tax law, as well as estimates of the timing and realization of deferred income taxes. The actual collection and payment of income tax expenses may differ from these estimates due to, among others, changes in applicable tax regulations and/or their interpretations, as well as unanticipated future transactions impacting the Group’s tax balances.
In order to determine the effect of deferral on the investment in controlled or associated companies, the management has reviewed the Group’s business plans and concluded that they will not be sold in the foreseeable future and, therefore, no deferred tax liability has been recorded for such investments.

4.2.5	Use of judgment in the determination of lease periods
On January 1, 2019, and upon the adoption of IFRS 16, the Group determines the lease term as the non-cancellable
term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate.